Statements of Operations and Comprehensive Loss (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 136,394		$ 505,571
Cost of revenues	(115,220)		(446,542)
Gross profit	21,174		59,029
Operating expenses:
Selling and marketing expenses	(279)		(6,933)
General and administrative expenses	(353,637)		(464,629)
Total operating expenses	353,916		471,562
Operating loss	(332,742)		(412,533)
Other income (expenses):
Interest expense	(8,749)		(5,620)
Other income	54,632		133,175
Total other income and (expenses)	45,919		127,878
Loss before taxes from operations	(286,823)		(284,655)
Provision for income taxes
Net loss	(286,823)		(284,655)
Other comprehensive income:
Foreign currency translation income (loss)	8,795		(1,875)
Total comprehensive loss	(278,028)		(286,530)
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Revenues	136,394	$ 167,102	752,466	$ 61,686
Cost of revenues	(115,220)	(92,751)	(539,293)	(30,412)
Gross profit	21,174	74,351	213,173	31,274
Operating expenses:
Selling and marketing expenses	(279)	(3,661)	(10,594)	(642)
General and administrative expenses	(172,585)	(194,242)	(409,300)	(346,459)
Total operating expenses	(172,864)	(197,903)	(419,894)	(347,101)
Operating loss	(151,690)	(123,552)	(206,721)	(315,827)
Other income (expenses):
Interest income		23	133	22
Interest expense	(5,336)	(9,653)	(5,620)	(6,999)
Other income	54,632	55,162	108,544	84,983
Total other income and (expenses)	49,296	45,532	103,057	78,006
Loss before taxes from operations	(102,394)	(78,020)	(103,664)	(237,821)
Provision for income taxes
Net loss	(102,394)	(78,020)	(103,664)	(237,821)
Other comprehensive income:
Foreign currency translation income (loss)	7,626	2,609	815	7,178
Total comprehensive loss	$ (94,768)	$ (75,411)	$ (102,849)	$ (230,643)